Document and Entity Information	Apr. 16, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	DANAHER CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000313616
Document Type	8-K
Document Period End Date	Apr. 16, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-08089
Entity Tax Identification Number	59-1995548
Entity Address, Address Line One	2200 Pennsylvania Avenue
Entity Address, Address Line Two	NW
Entity Address, Postal Zip Code	20037-1701
Entity Address, Address Line Three	Suite 800W
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
City Area Code	202
Local Phone Number	828-0850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	DHR
Security Exchange Name	NYSE
M 0.200 Senior Notes Due 20262 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.200% Senior Notes due 2026
Trading Symbol	DHR/26
Security Exchange Name	NYSE
M 2.100 Senior Notes Due 20261 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.100% Senior Notes due 2026
Trading Symbol	DHR 26
Security Exchange Name	NYSE
A 1.2 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.200% Senior Notes due 2027
Trading Symbol	DHR/27
Security Exchange Name	NYSE
A 0.45 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Senior Notes due 2028
Trading Symbol	DHR/28
Security Exchange Name	NYSE
A 2.5 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Senior Notes due 2030
Trading Symbol	DHR 30
Security Exchange Name	NYSE
A 0.75 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2031
Trading Symbol	DHR/31
Security Exchange Name	NYSE
A 1.35 Senior Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.350% Senior Notes due 2039
Trading Symbol	DHR/39
Security Exchange Name	NYSE
A 1.8 Senior Notes Due 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.800% Senior Notes due 2049
Trading Symbol	DHR/49
Security Exchange Name	NYSE